Loans and advances to customers (Details - Analysis of the change in the gross value of loans and advances to customers by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 23,899,551
Ending balance	29,010,323	R$ 23,899,551
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,250,187
Ending balance	16,194,722	11,250,187
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	35,596,293
Ending balance	48,251,180	35,596,293
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,250,187
Ending balance	16,194,722	11,250,187
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,236,791
Ending balance	12,113,979	8,236,791
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,968,591
Ending balance	4,293,595	3,968,591
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,799,890
Ending balance	15,262,178	11,799,890
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	340,834
Ending balance	386,706	340,834
Loans and advances to customers | Other business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,560,661
Ending balance	7,750,818	6,560,661
Gross carrying amount [member] | Loans and advances to customers | Consolidated stages [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	2,366,883	1,914,842
Write-off for loss	(1,769,598)	(1,607,554)
Increase through origination or purchase, financial assets	(2,607,658)	(2,059,595)
Ending balance	3,204,943	2,366,883
Gross carrying amount [member] | Loans and advances to customers | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	587,609
Transfer to Stage 2	860,018
Transfer to Stage 3	64,178
Transfer from Stage 2	180,374
Transfer from Stage 3	25,849
Write-off for loss	0
Increase through origination or purchase, financial assets	(1,062,939)
Ending balance	932,575	587,609
Gross carrying amount [member] | Loans and advances to customers | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	283,135
Transfer to Stage 2	180,374
Transfer to Stage 3	1,962,288
Transfer from Stage 2	860,018
Transfer from Stage 3	15,126
Write-off for loss	0
Increase through origination or purchase, financial assets	(1,345,534)
Ending balance	361,151	283,135
Gross carrying amount [member] | Loans and advances to customers | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,496,139
Transfer to Stage 2	25,849
Transfer to Stage 3	15,126
Transfer from Stage 2	64,178
Transfer from Stage 3	1,962,288
Write-off for loss	(1,769,598)
Increase through origination or purchase, financial assets	(199,185)
Ending balance	1,911,217	1,496,139
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans | Consolidated stages [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	177,829	133,732
Write-off for loss	(2,876)	(22,505)
Increase through origination or purchase, financial assets	(14,746)	(66,602)
Ending balance	189,699	177,829
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	61,494
Transfer to Stage 2	116,289
Transfer to Stage 3	5,621
Transfer from Stage 2	18,457
Transfer from Stage 3	106
Write-off for loss	0
Increase through origination or purchase, financial assets	(102,541)
Ending balance	60,688	61,494
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	49,709
Transfer to Stage 2	18,457
Transfer to Stage 3	115,991
Transfer from Stage 2	116,289
Transfer from Stage 3	1,307
Write-off for loss	0
Increase through origination or purchase, financial assets	7,036
Ending balance	25,821	49,709
Gross carrying amount [member] | Loans and advances to customers | Real Estate loans | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	66,626
Transfer to Stage 2	106
Transfer to Stage 3	1,307
Transfer from Stage 2	5,621
Transfer from Stage 3	115,991
Write-off for loss	(2,876)
Increase through origination or purchase, financial assets	80,759
Ending balance	103,190	66,626
Gross carrying amount [member] | Loans and advances to customers | Personal loans [Member] | Consolidated stages [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	579,122	404,365
Write-off for loss	(352,827)	(244,125)
Increase through origination or purchase, financial assets	(593,691)	(418,882)
Ending balance	819,986	579,122
Gross carrying amount [member] | Loans and advances to customers | Personal loans [Member] | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	81,172
Transfer to Stage 2	184,254
Transfer to Stage 3	53,930
Transfer from Stage 2	16,298
Transfer from Stage 3	25,743
Write-off for loss	0
Increase through origination or purchase, financial assets	(272,354)
Ending balance	157,383	81,172
Gross carrying amount [member] | Loans and advances to customers | Personal loans [Member] | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	56,509
Transfer to Stage 2	16,298
Transfer to Stage 3	307,041
Transfer from Stage 2	184,254
Transfer from Stage 3	11,683
Write-off for loss	0
Increase through origination or purchase, financial assets	115,083
Ending balance	44,190	56,509
Gross carrying amount [member] | Loans and advances to customers | Personal loans [Member] | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	441,441
Transfer to Stage 2	25,743
Transfer to Stage 3	11,683
Transfer from Stage 2	53,930
Transfer from Stage 3	307,041
Write-off for loss	(352,827)
Increase through origination or purchase, financial assets	206,254
Ending balance	618,413	441,441
Gross carrying amount [member] | Loans and advances to customers | Business loans | Consolidated stages [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	32,586	19,879
Write-off for loss	(43,213)	(16,704)
Increase through origination or purchase, financial assets	(61,256)	(29,411)
Ending balance	50,629	32,586
Gross carrying amount [member] | Loans and advances to customers | Business loans | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,640
Transfer to Stage 2	17,137
Transfer to Stage 3	1,244
Transfer from Stage 2	374
Transfer from Stage 3	0
Write-off for loss	0
Increase through origination or purchase, financial assets	(31,106)
Ending balance	23,739	10,640
Gross carrying amount [member] | Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,670
Transfer to Stage 2	374
Transfer to Stage 3	41,152
Transfer from Stage 2	17,137
Transfer from Stage 3	54
Write-off for loss	0
Increase through origination or purchase, financial assets	(23,183)
Ending balance	3,518	4,670
Gross carrying amount [member] | Loans and advances to customers | Business loans | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	17,276
Transfer to Stage 2	0
Transfer to Stage 3	54
Transfer from Stage 2	1,244
Transfer from Stage 3	41,152
Write-off for loss	(43,213)
Increase through origination or purchase, financial assets	(6,967)
Ending balance	23,372	17,276
Gross carrying amount [member] | Loans and advances to customers | Credit Card | Consolidated stages [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,570,354	1,343,169
Write-off for loss	(1,370,682)	(1,317,366)
Increase through origination or purchase, financial assets	(1,940,431)	(1,544,551)
Ending balance	2,140,103	1,570,354
Gross carrying amount [member] | Loans and advances to customers | Credit Card | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	427,310
Transfer to Stage 2	541,770
Transfer to Stage 3	3,264
Transfer from Stage 2	145,245
Transfer from Stage 3	0
Write-off for loss	0
Increase through origination or purchase, financial assets	(658,717)
Ending balance	686,238	427,310
Gross carrying amount [member] | Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	172,247
Transfer to Stage 2	145,245
Transfer to Stage 3	1,497,320
Transfer from Stage 2	541,770
Transfer from Stage 3	2,082
Write-off for loss	0
Increase through origination or purchase, financial assets	(1,214,088)
Ending balance	287,622	172,247
Gross carrying amount [member] | Loans and advances to customers | Credit Card | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	970,797
Transfer to Stage 2	0
Transfer to Stage 3	2,082
Transfer from Stage 2	3,264
Transfer from Stage 3	1,497,320
Write-off for loss	(1,370,682)
Increase through origination or purchase, financial assets	(67,626)
Ending balance	1,166,243	970,797
Gross carrying amount [member] | Loans and advances to customers | Rural loans | Consolidated stages [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,992	13,697
Write-off for loss	0	6,854
Increase through origination or purchase, financial assets	2,466	(149)
Ending balance	4,526	6,992
Gross carrying amount [member] | Loans and advances to customers | Rural loans | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,993
Transfer to Stage 2	568
Transfer to Stage 3	119
Transfer from Stage 2	0
Transfer from Stage 3	0
Write-off for loss	0
Increase through origination or purchase, financial assets	1,779
Ending balance	4,527	6,993
Gross carrying amount [member] | Loans and advances to customers | Rural loans | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0
Transfer to Stage 2	0
Transfer to Stage 3	784
Transfer from Stage 2	568
Transfer from Stage 3	0
Write-off for loss	0
Increase through origination or purchase, financial assets	(216)
Ending balance	0	0
Gross carrying amount [member] | Loans and advances to customers | Rural loans | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	(1)
Transfer to Stage 2	0
Transfer to Stage 3	0
Transfer from Stage 2	119
Transfer from Stage 3	784
Write-off for loss	0
Increase through origination or purchase, financial assets	903
Ending balance	(1)	(1)
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	587,609	588,958
Transfer to Stage 2		862,091
Transfer to Stage 3		421
Transfer from Stage 2		51,373
Transfer from Stage 3		636
Write-off for loss		0
Increase through origination or purchase, financial assets		(809,154)
Ending balance		587,609
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	283,135	356,904
Transfer to Stage 1		51,373
Transfer to Stage 3		1,938,482
Transfer from Stage 1		862,091
Transfer from Stage 3		45,600
Write-off for loss		0
Increase through origination or purchase, financial assets		(1,008,395)
Ending balance		283,135
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	61,494	49,930
Transfer to Stage 2		147,150
Transfer to Stage 3		129
Transfer from Stage 2		26,583
Transfer from Stage 3		5
Write-off for loss		0
Increase through origination or purchase, financial assets		(132,255)
Ending balance		61,494
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	49,709	39,710
Transfer to Stage 1		26,583
Transfer to Stage 3		141,662
Transfer from Stage 1		147,150
Transfer from Stage 3		34,980
Write-off for loss		0
Increase through origination or purchase, financial assets		3,886
Ending balance		49,709
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans [Member] | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	81,172	106,635
Transfer to Stage 2		153,309
Transfer to Stage 3		278
Transfer from Stage 2		5,769
Transfer from Stage 3		6
Write-off for loss		0
Increase through origination or purchase, financial assets		(122,349)
Ending balance		81,172
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Personal loans [Member] | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	56,509	89,687
Transfer to Stage 1		5,769
Transfer to Stage 3		313,309
Transfer from Stage 1		153,309
Transfer from Stage 3		10,325
Write-off for loss		0
Increase through origination or purchase, financial assets		(122,266)
Ending balance		56,509
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,640	12,859
Transfer to Stage 2		20,803
Transfer to Stage 3		0
Transfer from Stage 2		188
Transfer from Stage 3		0
Write-off for loss		0
Increase through origination or purchase, financial assets		(18,396)
Ending balance		10,640
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Business loans | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	4,670	789
Transfer to Stage 1		188
Transfer to Stage 3		20,153
Transfer from Stage 1		20,803
Transfer from Stage 3		295
Write-off for loss		0
Increase through origination or purchase, financial assets		(3,124)
Ending balance		4,670
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	427,310	408,412
Transfer to Stage 2		540,829
Transfer to Stage 3		14
Transfer from Stage 2		18,833
Transfer from Stage 3		625
Write-off for loss		0
Increase through origination or purchase, financial assets		(540,283)
Ending balance		427,310
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Credit Card | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	172,247	225,771
Transfer to Stage 1		18,833
Transfer to Stage 3		1,461,697
Transfer from Stage 1		540,829
Transfer from Stage 3		0
Write-off for loss		0
Increase through origination or purchase, financial assets		(886,177)
Ending balance		172,247
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Rural loans | 12-month expected credit losses [member] | Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	6,993	11,122
Transfer to Stage 2		0
Transfer to Stage 3		0
Transfer from Stage 2		0
Transfer from Stage 3		0
Write-off for loss		0
Increase through origination or purchase, financial assets		4,129
Ending balance		6,993
Gross carrying amount [member] | Loans and advances to customers | Financial instruments not credit-impaired [member] | Rural loans | Lifetime expected credit losses [member] | Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0	947
Transfer to Stage 1		0
Transfer to Stage 3		1,661
Transfer from Stage 1		0
Transfer from Stage 3		0
Write-off for loss		0
Increase through origination or purchase, financial assets		(714)
Ending balance		0
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,496,139	968,980
Transfer to Stage 1		636
Transfer to Stage 2		45,600
Transfer from Stage 1		421
Transfer from Stage 2		1,938,482
Write-off for loss		(1,607,554)
Increase through origination or purchase, financial assets		(242,046)
Ending balance		1,496,139
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Real Estate loans | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	66,626	44,092
Transfer to Stage 1		5
Transfer to Stage 2		34,980
Transfer from Stage 1		129
Transfer from Stage 2		141,662
Write-off for loss		(22,505)
Increase through origination or purchase, financial assets		61,767
Ending balance		66,626
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Personal loans [Member] | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	441,441	208,043
Transfer to Stage 1		6
Transfer to Stage 2		10,325
Transfer from Stage 1		278
Transfer from Stage 2		313,309
Write-off for loss		(244,125)
Increase through origination or purchase, financial assets		(174,267)
Ending balance		441,441
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Business loans | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	17,276	6,231
Transfer to Stage 1		0
Transfer to Stage 2		295
Transfer from Stage 1		0
Transfer from Stage 2		20,153
Write-off for loss		(16,704)
Increase through origination or purchase, financial assets		(7,891)
Ending balance		17,276
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Credit Card | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	970,797	708,986
Transfer to Stage 1		625
Transfer to Stage 2		0
Transfer from Stage 1		14
Transfer from Stage 2		1,461,697
Write-off for loss		(1,317,366)
Increase through origination or purchase, financial assets		(118,091)
Ending balance		970,797
Gross carrying amount [member] | Loans and advances to customers | Financial instruments credit-impaired [member] | Rural loans | Lifetime expected credit losses [member] | Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ (1)	1,628
Transfer to Stage 1		0
Transfer to Stage 2		0
Transfer from Stage 1		0
Transfer from Stage 2		1,661
Write-off for loss		6,854
Increase through origination or purchase, financial assets		(3,564)
Ending balance		R$ (1)